SECURITIES AVAILABLE FOR SALE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
SECURITIES AVAILABLE FOR SALE

4. INVESTMENT SECURITIES

        The amortized cost and estimated fair value of investment securities available for sale as of June 30, 2014, December 31, 2013 and June 30, 2013 are as follows (dollars in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
June 30, 2014
US Agencies—MBS	$6,598	$253	$—	$6,851
US Agencies	17,755	91	(258)	17,588
Corporate Bonds	15,691	189	—	15,880
Obligations of states and political subdivisions	6,441	400	(2)	6,839
Other	216	—	—	216

Total securities available for sale	$46,701	$933	$(260)	$47,374

December 31, 2013
US Agencies—MBS	$7,078	$281	$—	$7,359
US Agencies	15,227	—	(372)	14,855
Corporate Bonds	15,862	218	(1)	16,079
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

June 30, 2013
US Agencies—MBS	$7,491	$354	$—	$7,845
US Agencies	15,172	74	(341)	14,905
Corporate Bonds	18,557	161	(45)	18,673
Obligations of states and political subdivisions	5,435	450	(1)	5,884

Total securities available for sale	$46,655	$1,039	$(387)	$47,307

        The Corporation has evaluated gross unrealized losses that exist within the portfolio and considers them temporary in nature. The Corporation has both the ability and the intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

        The amortized cost and estimated fair value of investment securities pledged to secure FHLB borrowings and customer relationships were $4.378 million and $4.530 million, respectively, at June 30, 2014.

NOTE 3—SECURITIES AVAILABLE FOR SALE

        The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2013
Corporate	$15,862	$218	$(1)	$16,079
US Agencies	15,227	—	(372)	14,855
US Agencies—MBS	7,078	281	—	7,359
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

December 31, 2012
Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies—MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

        At December 31, 2013 and 2012, the mortgage backed securities portfolio was $7.359 million (16.58%) and $8.374 million (19.12%), respectively, of the securities portfolio. At December 31, 2013, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), United States government-sponsored agencies.

        Following is information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2013
Corporate	$(1)	$1,390	$—	$—
US Agencies	(372)	14,855	—	—
US Agencies—MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(373)	$16,245	$—	$—

December 31, 2012
US Agencies—MBS	$—	$—	—	—
Corporate	(23)	5,566	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

        There were six securities in an unrealized loss position in 2013 and three in 2012. The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations. The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

        Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2013	2012	2011
Proceeds from sales and calls	$10,156	$2,601	$76
Gross gains on sales	73	—	—
Gross (losses) on sales and calls	—	—	(1)

        The carrying value and estimated fair value of securities available for sale at December 31, 2013, by contractual maturity, are shown below (dollars in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,140	$3,166
Due after one year through five years	21,433	21,535
Due after five years through ten years	9,893	9,771
Due after ten years	2,516	2,557

Subtotal	36,982	37,029
US Agencies—MBS	7,078	7,359

Total	$44,060	$44,388

        Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.